Loss per share attributed to ordinary equity holders of the parent (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share attributed to ordinary equity holders of the parent
Schedule of Loss per share attributed to ordinary equity holders of the parent

Period from
19 December to
31 December 2019
Successor (NFH)
Loss
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted loss per share calculation	(228,905)

Shares
Weighted average number of ordinary shares in issue during the period used in the basic and diluted loss per share calculation	131,356,980